STOCK OPTIONS (Details 4)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
STOCK OPTIONS
Expected term (years)	10 years	10 years
Volatility	153.10%	153.12%
Risk-free interest rate	0.98%	0.98%
Dividend yield	0.00%	0.00%